Derivative Financial Instruments Narrative (Details) - Orbitz - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ (5.0)	$ (4.1)	$ (0.4)	$ (6.9)	$ (12.9)
Notional amount	170.0		170.0		190.3
Unrealized gain (loss) on derivatives			(1.6)	$ (2.2)	1.7
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	$ 200.0		$ 200.0		$ 200.0